INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments In Excess Mortgage Servicing Rights At Fair Value Tables
Schedule of direct investment in Excess Mortgage Servicing Rights (MSRs)

The following is a summary of New Residential’s direct investments in Excess MSRs:

	June 30, 2013					Six Months Ended June 30, 2013
	Unpaid Principal Balance (“UPB”) of Underlying Mortgages	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Weighted Average Life (Years) (C)	Changes in Fair Value Recorded in Other Income (D)
MSR Pool 1	$7,593,438	$28,120	$39,147	12.5%	4.9	$5,290
MSR Pool 1—Recapture Agreement	—	2,980	5,383	12.5%	11.0	1,897
MSR Pool 2	8,570,405	31,629	37,339	12.5%	5.1	4,666
MSR Pool 2—Recapture Agreement	—	2,934	6,557	12.5%	12.1	3,441
MSR Pool 3	8,380,524	25,351	33,183	12.5%	4.8	4,976
MSR Pool 3—Recapture Agreement	—	4,088	5,755	12.5%	11.5	1,742
MSR Pool 4	5,381,133	10,205	13,176	12.5%	4.6	1,952
MSR Pool 4—Recapture Agreement	—	2,657	3,533	12.5%	11.1	891
MSR Pool 5	39,989,031	99,530	121,102	12.5%	5.5	19,594
MSR Pool 5—Recapture Agreement	—	8,454	3,854	12.5%	12.8	(758)
MSR Pool 11—Recapture Agreement	—	2,391	2,391	12.5%	—	—

	$69,914,531	$218,339	$271,420	12.5%	5.8	$43,691

(A)	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.
(D)	The portion of the change in fair value of the Recapture Agreements relating to loans recaptured to date is reflected in the respective pool.

The following is a summary of New Residential’s Excess MSRs at December 31, 2012 and 2011:

	December 31, 2011					Period From Dec 8, 2011 (Commencement of Operations) Through Dec 31, 2011
Description	Unpaid Principal Balance	Amortized Cost Basis(A)	Carrying Value(B)	Wtd. Avg. Yield	Wtd. Avg. Maturity (Years)(C)	Changes in Fair Value Recorded in Income(D)
Pool 1	$9,705,512	$37,469	$37,637	20.0%	4.5	$168
Pool 1-Recapture Agreement	—	6,135	6,334	20.0%	10.3	199

	$9,705,512	$43,604	$43,971	20.0%	6.0	$367

Description	December 31, 2012					Year Ended December 31, 2012
	Unpaid Principal Balance	Amortized Cost Basis(A)	Carrying Value(B)	Wtd. Avg. Yield	Wtd. Avg. Maturity (Years)(C)	Changes in Fair Value Recorded in Income(D)
Pool 1	$8,403,211	$30,237	$35,974	18.0%	4.8	$5,569
Pool 1-Recapture Agreement	—	4,430	4,936	18.0%	10.8	307
Pool 2	9,397,120	32,890	33,935	17.3%	5.0	1,045
Pool 2-Recapture Agreement	—	5,206	5,387	17.3%	11.8	181
Pool 3	9,069,726	27,618	30,474	17.6%	4.7	2,856
Pool 3-Recapture Agreement	—	5,036	4,960	17.6%	11.3	(76)
Pool 4	5,788,133	11,130	12,149	17.9%	4.6	1,019
Pool 4-Recapture Agreement	—	2,902	2,887	17.9%	11.1	(15)
Pool 5	43,902,561	107,704	109,682	17.5%	4.8	1,978
Pool 5-Recapture Agreement	—	8,493	4,652	17.5%	11.7	(3,841)

	$76,560,751	$235,646	$245,036	17.6%	5.4	$9,023

(A)	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	Weighted Average Maturity represents the weighted average expected timing of the receipt of expected cash flows for this investment.
(D)	The portion of the change in fair value of the Recapture Agreements relating to loans recaptured to date is reflected in the respective pool.

Summary of the geographic distribution of the underlying residential mortgage loans of the direct investment in Excess MSRs

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the direct investments in Excess MSRs at June 30, 2013:

State Concentration	Percentage of Total Outstanding (A)
California	31.5%
Florida	10.1%
New York	4.5%
Washington	4.3%
Arizona	3.8%
Texas	3.6%
Maryland	3.5%
Colorado	3.5%
New Jersey	3.2%
Virginia	3.1%
Other U.S.	28.9%

100.0%

(A)	Based on the information provided by the loan servicer as of June 30, 2013.

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSRs at December 31, 2012 and 2011:

Percentage of Total Outstanding Unpaid Principal Amount(A)
December 31, 2012		December 31, 2011
State Concentration	Percentage	State Concentration	Percentage
California	32.0%	California	19.4%
Florida	10.1%	Florida	11.1%
Washington	4.3%	Texas	6.7%
New York	4.3%	Arizona	4.8%
Arizona	3.9%	Virginia	3.5%
Texas	3.6%	Washington	3.2%
Colorado	3.5%	New Jersey	3.1%
Maryland	3.4%	Maryland	3.1%
New Jersey	3.1%	Illinois	3.0%
Virginia	3.0%	Nevada	2.7%
Other U.S.	28.8%	Other U.S.	39.4%

	100.0%		100.0%

(A)	Based on the information provided by the loan servicer as of the most recent remittance for the respective dates.